Other Liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities [Abstract]
Other Liabilities

9. Other Liabilities

The Company’s other liabilities consisted of the following (in thousands):

	December 31,
	2024	2023
Warranty and GAP liabilities	$17,163	$21,279
Dealer related liabilities	4,184	6,934
Accrued compensation and benefits	12,165	8,923
Accrued professional services	532	2,542
Accrued software and IT costs	252	1,011
Interest payable	4,096	4,183
Insurance payable	29	2,142
Other	11,278	14,307
Total other liabilities	$49,699	$61,321